                         File Nos. 33-62470 and 811-7704

    As filed with the Securities and Exchange Commission on January 30, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 59                                             [X]


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61                                                            [X]


                              SCHWAB CAPITAL TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

                                 (415) 627-7000
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                 Randall W. Merk
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:
Richard W. Grant, Esq.       John Loder, Esq.          Koji Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray              Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA  94104

It   is proposed that this filing will become effective (check appropriate box)

/ /  Immediately upon filing pursuant to paragraph (b)

/ /  On (date), pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)


/X/  On April 1, 2004, pursuant to paragraph (a)(1)


/ /  75 days after filing pursuant to paragraph (a)(2)

/ / On (date), pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Part C

SCHWAB MARKETMASTERS FUNDS TM

      PROSPECTUS
      Enclosed


      You could have received this document via email. Save paper. Sign up for electronic delivery at WWW.SCHWAB.COM/EDELIVERY.

                                                           [CHARLES SCHWAB LOGO]

      SCHWAB MARKETMASTERS FUNDS TM

      PROSPECTUS


      April 1, 2004


      Schwab International
      MarketMasters Fund TM
              Select Shares

As with all mutual funds,the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate.Anyone who indicates otherwise is committing a federal crime.

                                                           [CHARLES SCHWAB LOGO]

SCHWAB MARKETMASTERS FUNDS TM

      ABOUT THE FUNDS

        Schwab International MarketMasters Fund TM ...................

        Fund management ..............................................

      INVESTING IN THE FUNDS

        Buying shares ................................................

        Selling/exchanging shares ....................................

        Transaction policies .........................................

        Distributions and taxes ......................................

            About the fund


The fund in this prospectus uses a "multi-manager" strategy. The fund's investment adviser, Charles Schwab Investment Management, Inc. (CSIM), uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of the fund's assets. By combining the strengths of different managers, the fund seeks to bring together a variety of market capitalization ranges across investment styles that include:


            VALUE an approach that seeks companies whose stocks appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow

            GROWTH an approach that focuses on a company's prospects for growth of revenue and earnings

            BLEND an approach involving elements of value and growth styles

            In addition to selecting the investment managers and allocating fund assets among them, CSIM is responsible for monitoring and coordinating the overall management of the fund. Each business day, CSIM reviews the fund's holdings, evaluates the performance of the investment managers, watches for any incidental overweighting in a security or industry, and looks for opportunities to offset capital gains with losses.

            The talents of seasoned investment managers, along with CSIM's ability to assemble and oversee them, are expected to result in strong, diversified and sound investment choices.

            The fund is designed for long-term investors. The fund's performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB INTERNATIONAL MARKETMASTERS FUND TM
TICKER SYMBOL SELECT SHARES(R):


--------------------------------------------------------------------------------
THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

INTERNATIONAL STOCKS

Approximately two-thirds of the world's market opportunities lie outside the United States. These include developed countries whose securities markets are established and whose economies are industrialized, as well as emerging markets, where industrialization and securities markets are in the process of developing.

With so many opportunities available, it is difficult for any one investment adviser to maintain expertise in all industries and regions. The multi-manager approach offers a potential solution by allowing CSIM to assemble a combination of investment managers whose strengths lie in different areas.

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STRATEGY

TO PURSUE ITS GOAL, THE FUND NORMALLY INVESTS A SUBSTANTIAL AMOUNT OF ITS ASSETS IN EQUITY SECURITIES of companies outside the United States. The fund expects to invest in companies across market capitalization ranges. The fund typically focuses on developed markets but may invest in companies from emerging markets as well.

CSIM allocates portions of the fund's assets to several investment managers, who then manage their respective portions of the assets under the general supervision of CSIM. In choosing the investment managers and their allocations, CSIM considers a number of factors, including global economic trends, its own outlook for a given market capitalization or investment style category and regions and countries that offer the greatest potential for growth, and the investment managers' performance in various market conditions.

In determining which securities to buy and sell, the investment managers use active management methods -- that is, methods based on their judgments about such factors as a company's financial condition and prospects, its stock price, regional and country trends, and the economy in general. Although each investment manager uses its own securities selection process and invests within a specific investment style, all investment managers look for securities that have the potential for capital appreciation.

The following table identifies the fund's investment managers, their areas of focus and asset allocation. For more details, see the "Fund management" section of this prospectus.


INVESTMENT MANAGER                     INVESTMENT STYLE       ALLOCATION OF
                                                              NET ASSETS (%) 1
--------------------------------------------------------------------------------
AMERICAN CENTURY                       International

INVESTMENT MANAGEMENT, INC.            Small company          %

ARTISAN PARTNERS LIMITED PARTNERSHIP   International growth   %

HARRIS ASSOCIATES L.P.                 International value    %

WILLIAM BLAIR & COMPANY, LLC           International growth   %

CASH AND OTHER ASSETS                  --                     %


1 As of December 31, 2003.

      International stock funds offer access to many foreign markets that can be difficult for individual investors to reach.


The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.


For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

INTERNATIONAL RISK. International stocks carry additional risks. Changes in currency exchange rates can erode market gains or widen market losses for the fund. International markets -- even those that are well established -- are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. These risks are more significant in emerging markets, where governments may be less stable, markets less liquid and economies less highly industrialized. During a period when international stocks fall behind other types of investments -- bonds or U.S. stocks, for instance -- the fund's performance also will lag these investments.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments -- bonds or large-cap stocks, for instance -- the fund's performance also will lag these investments.

INVESTMENT STYLE RISK. The fund's investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.

MANAGEMENT RISK. As with all actively managed funds, the strategies of the fund's managers -- its investment adviser and investment managers -- may not achieve their desired results. For example, with value stocks, the market might fail to recognize the true worth of an undervalued company, or a manager might misjudge that worth. With growth stocks, whose prices depend largely on expectations of companies' future growth, a manager's expectations may prove to be unfounded.

MULTI-MANAGER RISK. Although CSIM monitors and seeks to coordinate the overall management of the fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, the fund's exposure to a given region, country, stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns or hedge against market declines. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

PERFORMANCE


The information below shows returns of the fund's Investor Shares before and after taxes, and compares fund performance (which varies over time) to that of an index. The Investor Shares are not offered in this prospectus. Because the fund's Selects Shares(R) invest in the same portfolio of securities, returns for this class of shares will be substantially similar to those of the Investor Shares. Performance will be different only to the extent that the Select Shares have lower expenses. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:

- reflect the highest individual federal marginal income tax rate that applied during the period, but assume no state or local taxes


- are shown for the Investor Share class only, and would be different for the other share class


- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. Because the fund originally used a multi-fund strategy, its performance prior to June 3, 2002, does not reflect the fund's current strategy and may have been different if it did.


The fund has two share classes, which have different minimum investments and different costs. For information on the Select Shares , see page __.


ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES
[BAR GRAPH]


97         X.XX
98        XX.XX
99        XX.XX
00       (XX.XX)
01       (XX.XX)
02       (XX.XX)
03        (X.XX)

BEST QUARTER: XX.XX% QX XXXX
WORST QUARTER: (XX.XX%) QX XXXX

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03


                                                            Since
                                      1 year    5 years    inception
-------------------------------------------------------------------
INVESTOR SHARES
 Before taxes                         (XX.XX)    X.XX      X.XX 1
 After taxes on distributions         (XX.XX)    X.XX      X.XX 1
 After taxes on distributions
 and sale of shares                   (XX.XX)    X.XX      X.XX 1
MSCI EAFE INDEX                       (XX.XX)   (X.XX)     X.XX 2


1 Inception: 10/16/96.


2 From: 10/16/96.


FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%) Select Shares



SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee*

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           X.XX
Distribution (12b-1) fees                                                 None
Other expenses                                                            X.XX
Total annual operating expenses                                           X.XX

Expense reduction
NET OPERATING EXPENSES**


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Schwab and the investment adviser have guaranteed that the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Select Shares(R) will not exceed X.XX% through X/XX/XX.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                 1 year             3 years             5 years             10 years
------------------------------------------------------------------------------------
Select Shares(R) $XXX               $XXX                $XXX                $X,XXX

            Fund management

The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $___ billion under management.

            The investment adviser for the Schwab MarketMasters Funds((TM)) is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab-Funds(R). The firm manages assets for more than __ million shareholder accounts. (All figures on this page are as of 10/31/03.)

            As the investment adviser, the firm oversees the asset management and administration of the Schwab MarketMasters Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/03, these fees were ___ % for the Schwab International MarketMasters Fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represent the actual amounts paid, including the effects of reductions, and is based on the fees that applied for that period. CSIM pays the investment managers out of the management fee it receives.


            Subject to oversight by the fund's Board of Trustees, the investment adviser acts as the "manager of managers" for the fund and has overall responsibility for the management of the fund. The investment adviser may recommend the appointment of additional or replacement investment managers to the fund's Board of Trustees. The fund and the investment adviser have received exemptive relief from the SEC to permit the investment adviser and the fund to hire or terminate investment managers without shareholder approval, subject to certain conditions. One of the conditions requires approval by the Board of Trustees before any such hiring is implemented. In addition, the exemptive order currently prohibits the investment adviser from entering into sub-advisory agreements with affiliates of the investment adviser without shareholder approval. Within 90 days of the hiring of any new investment manager, the investment adviser will furnish shareholders of the fund with the required information about the new investment manager.



            JEFFREY MORTIMER, CFA, a vice president and senior portfolio manager of the investment adviser, is responsible for the overall management of the fund . Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.



            KIMBERLY FORMON, CFA, a director and portfolio manager of the investment adviser, co-manages the fund. Prior to joining the firm in June 1999, she worked for ten years in equity and fixed income analysis.

THE FUND'S INVESTMENT MANAGERS

The table below shows the fund's current investment managers and the individuals who serve as lead managers for each investment manager's portion of fund assets.

SCHWAB INTERNATIONAL MARKETMASTERS FUND TM

                               YEAR FOUNDED/
                               ASSETS UNDER
INVESTMENT MANAGER             MANAGEMENT
AND ADDRESS                    (AS OF 12/31/03)   KEY MANAGER(S)         EMPLOYMENT EXPERIENCE
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENT    1958               Henrik Strabo,         Began investment career in 1985.
MANAGEMENT, INC.               $___ billion       Chief Investment       Joined American Century in
4500 Main Street                                  Officer for            1993.
Kansas City, MO 64111                             International
                                                  Equities

                                                  Lynn Schroeder         Began investment career in 1993.
                                                  Vice President and     Joined American Century in 2000.
                                                  Portfolio Manager
                                                                         From 1997 to 2000, Portfolio
                                                                         Manager, Senior Analyst, Driehaus
                                                                         Capital Management, Inc.
----------------------------------------------------------------------------------------------------------
ARTISAN PARTNERS               1994               Mark L. Yockey,        Began investment career in 1981.
LIMITED PARTNERSHIP            $___ billion       C.F.A., Managing       Joined Artisan Partners in 1995.
875 East Wisconsin Avenue                         Director and
Suite 800                                         Portfolio Manager
Milwaukee, WI 53202-5402
----------------------------------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.         1976               David G. Herro,        Began investment career in 1986.
Two North LaSalle              $___ billion       C.F.A., Partner,       Joined Harris Associates in 1992.
Suite 500                                         Managing Director
Chicago, IL 60602-3790                            International
                                                  Equities and
                                                  Portfolio Manager

                                                  Chad M. Clark,         Began investment career in 1995.
                                                  C.F.A., Analyst and    Joined Harris Associates in 1995.
                                                  Portfolio Manager
----------------------------------------------------------------------------------------------------------
WILLIAM BLAIR & COMPANY, LLC   1935               W. George Greig,       Began investment career in 1979.
222 West Adams St.             $___ billion       Principal,             Joined William Blair in 1996.
Chicago, IL 60606                                 International Equity
                                                  Portfolio Manager

            INVESTING IN THE FUND

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SCHWAB ACCOUNTS

Some Schwab account features can work in tandem with features offered by the fund.

For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.
--------------------------------------------------------------------------------

BUYING SHARES

Shares of the fund may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees and require signature guarantees. Contact your investment provider for more information.


STEP 1 - DECIDE HOW MUCH YOU WANT TO INVEST. THE MINIMUMS FOR THE SELECT
         SHARES(R) CLASS ARE AS FOLLOWS.



MINIMUM INITIAL INVESTMENT     MINIMUM ADDITIONAL INVESTMENT     MINIMUM BALANCE
--------------------------------------------------------------------------------
$25,000                        $1,000                            $20,000


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                   FEATURES
--------------------------------------------------------------------------------
Reinvestment             All dividends and capital gain distributions are
                         invested automatically in shares of your fund.

Cash/reinvestment mix    You receive payment for dividends, while any
                         capital gain distributions are invested in shares of
                         your fund.

Cash You receive payment for all dividends and capital gain distributions.

STEP 3


PLACE YOUR ORDER. Use any of the methods described on the following page. Make checks payable to Charles Schwab & Co., Inc. Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF THE FUND.

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- As indicated in its fee table, the Schwab International MarketMasters Fund((TM)) charges a redemption fee, payable to the fund, on the sale or exchange of any of its shares that occurs 180 days or less after purchasing them; in attempting to minimize this fee, the fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).


- There is no redemption fee when you exchange between share classes of the same fund.


- The fund reserves the right to honor redemptions in portfolio securities.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET www.schwab.com

SCHWAB BY PHONE TM 1

Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

SCHWABLINK(R)

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-647-5465.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

IN PERSON 1

Visit the nearest Charles Schwab
branch office.

1 Orders placed in-person or through a telephone representative are subject to a service fee, payable to Schwab.

You are automatically entitled to initiate transactions by the Internet or telephone. The fund and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab Link transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect the fund's operations, and orders that appear to be associated with short- term trading activities.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.

- To revise the redemption fee criteria for Schwab International MarketMasters Fund(TM).

- To waive the Schwab International MarketMasters Fund's early redemption fee in certain instances, including when it determines that such a waiver is in the best interests of the fund and its shareholders.
--------------------------------------------------------------------------------

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received in good order no later than the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your investment provider. However, some investment providers may arrange with the fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.

In valuing their securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.


Shareholders of the fund should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of some of the fund's securities may change on days when it is not possible to buy or sell shares of the fund.



THE FUND RESERVES CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, the fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another SchwabFund is treated the same as a sale. An exchange between classes within a fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.


SHAREHOLDERS IN THE FUND MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.


AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the fund as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The fund expects that a portion of the fund's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of the fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------

NOTES

NOTES

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the fund, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab MarketMasters Funds    811-7704



SCHWAB MARKETMASTERS FUNDS TM


            PROSPECTUS
            April 1, 2004



REG23308WRP-05                                             [CHARLES SCHWAB LOGO]

[CHARLES SCHWAB LOGO]
P.O. Box 3812
Englewood, CO  80155-3812


REG23308WRP-05


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TO LEARN MORE


This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.


SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the fund, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


SEC FILE NUMBER
Schwab MarketMasters Funds    811-7704

SCHWAB MARKETMASTERS FUNDS TM


            PROSPECTUS
            April 1, 2004



REG23308FLD-05                                             [CHARLES SCHWAB LOGO]

TO LEARN MORE


This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.


SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the fund, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


SEC FILE NUMBER
Schwab MarketMasters Funds    811-7704

SCHWAB MARKETMASTERS FUNDS TM

            PROSPECTUS


            April 1, 2004



REG23308FLT-05                                             [CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION

                         SCHWAB MARKETMASTERS FUNDS(TM)

                       SCHWAB U.S. MARKETMASTERS FUND(TM)
                     SCHWAB BALANCED MARKETMASTERS FUND(TM)
                     SCHWAB SMALL-CAP MARKETMASTERS FUND(TM)
                   SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM)

                                FEBRUARY 28, 2004


                            AS AMENDED APRIL 1, 2004


The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated February 28, 2004 (as amended from time to time).

To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812, Englewood, CO 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.

The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are each a series of Schwab Capital Trust ("trust"). Prior to June 3, 2002, the Schwab MarketMasters Funds were named the Schwab MarketManager Portfolios(R). In addition, the Schwab U.S. MarketMasters Fund was named the Growth Portfolio; the Schwab Balanced MarketMasters Fund was named the Balanced Portfolio; the Schwab Small-Cap MarketMasters Fund was named the Small Cap Portfolio; and the Schwab International MarketMasters Fund was named the International Portfolio. The funds' investment adviser, Charles Schwab Investment Management, Inc. ("CSIM") acts as the "manager of managers" and, subject to approval by the funds' Board of Trustees, hires sub-advisers ("investment managers") to manage portions of the funds' assets.

                                TABLE OF CONTENTS

                                                              Page

INVESTMENT OBJECTIVES, SECURITIES, STRATEGIES,
RISKS AND LIMITATIONS.........................................   X
MANAGEMENT OF THE FUNDS.......................................   X
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........  XX
INVESTMENT ADVISORY AND OTHER SERVICES........................  XX
BROKERAGE ALLOCATION AND OTHER PRACTICES......................  XX
DESCRIPTION OF THE TRUST......................................  XX
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS
AND PRICING OF SHARES.........................................  XX
TAXATION......................................................  XX
CALCULATION OF PERFORMANCE DATA...............................  XX
APPENDIX - RATINGS OF INVESTMENT SECURITIES...................  XX

      INVESTMENT OBJECTIVES, SECURITIES, STRATEGIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund.

SCHWAB U.S. MARKETMASTERS FUND(TM) seeks capital growth.

SCHWAB BALANCED MARKETMASTERS FUND(TM) seeks capital growth and income.

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM) seeks long term capital appreciation.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) seeks long term capital appreciation.

The following investment policies, securities, strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. There is no guarantee the funds will achieve their objectives.

                            FUND INVESTMENT POLICIES

It is the Schwab U.S. MarketMasters Fund's policy that under normal circumstances it will invest at least 80% of its net assets in equity securities of U.S. companies or investments with similar economic characteristics. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. A U.S. company is a company (i) whose securities are traded on a recognized stock exchange in the United States; (ii) that, alone or on a consolidated basis, derives more than 50% or more of its annual revenue from either goods produced, sales made or services performed in the United States; or (iii) is organized or has a principal office in the United States.

It is the Schwab Small-Cap MarketMasters Fund's policy that under normal circumstances it will invest at least 80% of its net assets in equity securities of companies with small market capitalizations or investments with similar economic characteristics, such as futures. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. Companies with small market capitalizations generally are those with market capitalizations of $2 billion or less, at the time of the fund's investment, but may include companies with market capitalizations of up to $5 billion so long as the purchase of those securities would not cause the average weighted market capitalization of the fund to exceed $2 billion at the time of the fund's investment.

It is the Schwab Balanced MarketMasters Fund's policy that under normal circumstances it will invest at least 25% of its assets in equity securities or investments with similar economic characteristics and at least 25% of its assets in fixed income securities or investments with similar economic characteristics. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes.

It is the Schwab International MarketMasters Fund's policy that under normal circumstances it will invest a substantial amount of its assets in equity securities of companies outside the United States. The fund expects to invest in companies across market capitalization ranges. The fund typically focuses on developed markets but may invest in companies from emerging markets as well.

                   INVESTMENT SECURITIES, STRATEGIES AND RISKS

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission ("SEC").

Each fund may establish lines-of-credit ("lines") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. Each fund intends to use the lines to meet large or unexpected redemptions that would otherwise force a fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. Each fund will pay a fee to the bank for using the lines.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short term, promissory notes issued by banks, corporations and other institutions to finance short term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities.

CREDIT DEFAULT SWAPS. The funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the funds would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the funds would keep the stream of payments and would have no payment obligations. As the seller, the funds would be subject to investment exposure on the notional amount of the swap.

The funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the funds in the event of a default.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT INSTRUMENTS are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. Fixed income securities are debt obligations. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed ("principal") until it is paid back upon maturity.

Debt instruments experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt instruments generally will not occur. This is known as extension risk and may cause the value of debt instruments to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt instruments also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities ("bonds") tend to have higher credit risk generally than U.S. government debt securities. Debt instruments also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."

Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of the issuer.

See the Appendix for a full description of the various ratings assigned to debt securities by various nationally recognized statistical rating organizations ("NRSRO"s).

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the purchaser until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.

DEMAND FEATURES, which may include guarantees, are used to shorten a security's effective maturity and/or enhance its creditworthiness. If a demand feature provider were to refuse to permit the feature's exercise or otherwise terminate its obligations with respect to such feature, however, the security's effective maturity may be lengthened substantially, and/or its credit quality may be adversely impacted. In either event, a fund may experience an increase in share price volatility. This also could lengthen a fund's overall average effective maturity.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

DERIVATIVE INSTRUMENTS are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.

Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.

In addition to the derivative instruments and strategies described in this SAI, the investment adviser or sub-adviser expects to discover additional derivative instruments and other hedging or risk management techniques. The investment adviser or sub-adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a fund's investment objective and permitted by a fund's investment limitations, operating policies, and applicable regulatory authorities.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund.

DURATION was developed as a more precise alternative to the concept of "maturity." Traditionally, a debt obligation's maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt obligation provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Duration is the magnitude of the change in the price of a bond relative to a given change in market interest rates. Duration management is one of the fundamental tools used by the investment adviser for debt portions of the portfolios.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, and interests in real estate investment trusts. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends. Because preferred stocks pay a fixed or variable stream of dividends, they have many of the characteristics of a fixed income security and are, therefore, included in both the definition of equity security and fixed income security.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stock becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

EVENT-LINKED BONDS. Each fund may invest up to 5% of its net assets in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose a fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

FOREIGN CURRENCY TRANSACTIONS. All funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.

The funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Each fund will earmark or segregate assets for any open positions in forwards used for non-hedging purposes and mark to market daily as may be required under the federal securities laws.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Funds also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, a fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the fund expects to purchase).

Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of a fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the fund's holdings of securities denominated in a particular currency and forward contracts into which the fund enters. Such imperfect correlation may cause a fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a fund to benefit from favorable fluctuations in relevant foreign currencies.

Forwards will be used primarily to adjust the foreign exchange exposure of each fund with a view to protecting the outlook, and the funds might be expected to enter into such contracts under the following circumstances:

LOCK IN. When the investment adviser or sub-adviser/investment manager ("sub-adviser") desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

CROSS HEDGE. If a particular currency is expected to decrease against another currency, a fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the fund's portfolio holdings denominated in the currency sold.

DIRECT HEDGE. If the investment adviser or sub-adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the investment adviser or sub-adviser thinks that a fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a fund would benefit from an increase in value of the bond.

PROXY HEDGE. The investment adviser or sub-adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

COSTS OF HEDGING. When a fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a fund's net asset value per share.

TAX CONSEQUENCES OF HEDGING. Under applicable tax law, the funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the funds and could affect whether dividends paid by the funds are classified as capital gains or ordinary income.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which the funds may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the funds will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the funds may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund.

FORWARD CONTRACTS are sales contracts between a buyer (holding the "long" position, and the seller (holding the "short" position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Future Trading Commission ("CFTC") licenses and regulates on foreign exchanges.

Each fund that engages in futures contracts must maintain a small portion of its assets in cash to process shareholder transactions in and out of it to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may purchase futures contracts. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, a fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A fund may enter into futures contracts for other reasons as well.

When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Each fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, each fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.

While a fund intends to purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading. To the extent a fund also invests in futures in order to simulate full investment, these same risks apply.

When interest rates are rising or securities prices are falling, a fund may seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, a fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, a fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and their portfolio securities that are denominated in that currency. A fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that a fund have acquired or expect to acquire.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

HIGH YIELD SECURITIES, also called lower quality bonds ("junk bonds"), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.

Also, the secondary market for high yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which a fund purchased them.

Thus, high yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect a fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INITIAL PUBLIC OFFERING. The funds may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A fund's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market of IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

INTERFUND BORROWING AND LENDING. A fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex ("SchwabFunds(R)"). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

INTERNATIONAL BONDS are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including American Depositary Receipts and securities purchased on foreign securities exchanges, may subject a fund to additional investment risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

LOAN INTERESTS, and other direct debt instruments or interests therein, may be acquired by a fund. A loan interest is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company, or other financial institution ("Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution typically but not always the Agent ("Collateral Bank"), holds collateral (if any) on behalf of the lenders. When a Collateral Bank holds collateral, such collateral typically consists of one or more of the following asset types: inventory, accounts receivable, property, plant and equipment, intangibles, common stock of subsidiaries or other investments. These loan interests may take the form of participation interests in, assignments of or novations of a loan during its second distribution, or direct interests during a primary distribution. Such loan interests may be acquired from U.S. or foreign banks, insurance companies, finance companies, or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests. A fund may also acquire loan interests under which a fund derives its rights directly from the borrower. Such loan interests are separately enforceable by a fund against the borrower and all payments of interest and principal are typically made directly to a fund from the borrower. In the event that a fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of the Collateral Bank for their mutual benefit. A fund may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.

The investment adviser or sub-adviser will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. Credit ratings are typically assigned to Loan Interests in the same manner as with other fixed income debt securities, and the investment adviser or sub-adviser analyzes and evaluates these ratings, if any, in deciding whether to purchase a Loan Interest. The investment adviser or sub-adviser also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which a fund does not have privity with the borrower, those institutions from or through whom a fund derives its rights in a loan ("Intermediate Participants").

In a typical loan, the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all the institutions which are parties to the loan agreement. A fund will generally rely upon the Agent or Intermediate Participant to receive and forward to a fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement a fund has direct recourse against the borrower, a fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, a fund will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of a fund and the other holders pursuant to the applicable loan agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor agent generally would be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of a fund were determined to be subject to the claims of the Agent's general creditors, a fund might incur certain costs and delays in realizing payment on a Loan Interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants, similar risks may arise.

Purchasers of Loan Interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If a fund does not receive a scheduled interest or principal payment on such indebtedness, a fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

The Loan Interests market is in a developing phase with increased participation among several investor types. The dealer community has become increasingly involved in this secondary market. If, however, a particular Loan Interest is deemed to be illiquid, it would be valued using procedures adopted by the Board of Trustees. In such a situation, there is no guarantee that a fund will be able to sell such Loan Interests, which could lead to a decline in the value of the Loan Interests and the value of a fund's shares.

LOAN PARTICIPATIONS. The funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a fund were determined to be subject to the claims of the agent bank's general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a fund bears a substantial risk of losing the entire amount invested.

Each fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limits, a fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the funds. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a fund and the corporate borrower, if the participation does not shift to the funds the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the funds to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the funds have invested more than 5% of its assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the investment adviser or sub-advisers believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the funds' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the funds. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the funds rely on the investment adviser's and sub-advisers' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the funds.

MATURITY OF INVESTMENTS will generally be determined using the portfolio fixed income securities' final maturity dates. However for certain securities, maturity will be determined using the security's effective maturity date. The effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable- or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the investment adviser. For an interest rate swap agreement, its effective maturity would be equal to the difference in the effective maturity of the interest rates "swapped." Securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of future contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to, or in lieu of, the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the investment adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund's securities at the time of the calculation. A fund may invest in securities with final or effective maturities of any length.

MONEY MARKET SECURITIES are high-quality, short term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker's acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short term, unsecured promissory notes issued to finance short term credit needs.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

Each fund may keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may invest in money market securities. Each fund may also invest in money market securities to the extent it is consistent with its investment objective.

MORTGAGE-BACKED SECURITIES ("MBS") and other ASSET-BACKED SECURITIES ("ABS") may be purchased by a fund. MBS represent participations in mortgage loans, and include pass-through securities, collateralized mortgage obligations and stripped mortgage-backed securities. MBS may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (GNMA or Ginnie Mae) and Fannie Mae or Freddie Mac, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage banks, commercial banks, and special purpose entities (collectively, "private lenders"). MBS are based on different types of mortgages including those on commercial real estate and residential property. MBS issued by private lenders may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of credit enhancement.

ABS have structural characteristics similar to MBS. ABS represent direct or indirect participation in assets such as automobile loans, credit card receivables, trade receivables, home equity loans (which sometimes are categorized as MBS) or other financial assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The credit quality of most ABS depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on ABS may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and overcollateralization.

COMMERCIAL MORTGAGE-BACKED SECURITIES include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family MBS. Many of the risks of investing in commercial MBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial MBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

COLLATERALIZED MORTGAGE OBLIGATION ("CMO") is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The rate of principal payment on MBS and ABS generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the price and yield on any MBS or ABS is difficult to predict with precision and price and yield to maturity may be more or less than the anticipated yield to maturity. If a fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by a fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

While many MBS and ABS are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class MBS and ABS are issued as a method of providing credit support, typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. In addition, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include stripped securities, which are MBS and ABS entitling the holder to disproportionate interest or principal compared with the assets backing the security, and securities with classes having characteristics different from the assets backing the securities, such as a security with floating interest rates with assets backing the securities having fixed interest rates. The market value of such securities and CMO's generally is more or less sensitive to changes in prepayment and interest rates than is the case with traditional MBS and ABS, and in some cases such market value may be extremely volatile.

CMO RESIDUALS. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Under certain circumstances these securities may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future.

Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or Ginnie Mae at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

A fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which may be exempt from federal income tax and, typically, personal income tax of a state or locality. Some municipal securities are taxable. These securities are issued by state and local governments and instrumentalities thereof that pay interest that is not exempt from federal income tax. States and municipalities issue taxable instruments for various reasons, relating in some cases to the nature of the project being financed and to various specific ceilings on debt issuance in others. The rate of interest payable on such instruments typically reflects its taxable nature.

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS. A fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund may be required to bear the expenses of registration.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call and put options written by a fund will be covered, which means that a fund will own the securities subject to the option so long as the option is outstanding or the fund will earmark or segregate assets for any outstanding option contracts.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options the funds write will be covered, which means that the fund will earmark or segregate cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the funds. However, in return for the option premium, the funds accept the risk that they may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

A fund may purchase and write put and call options on any securities in which they may invest or any securities index or basket of securities based on securities in which they may invest. In addition, the funds may purchase and sell foreign currency options and foreign currency futures contracts and related options. The funds may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A fund may enter into closing sale transactions in order to realize gains or minimize losses on options they have purchased or wrote.

An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the funds generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the funds will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.

OTHER SECURITIES may be held by a fund under certain circumstances. For example, a fund could make payment of a redemption wholly, or in part, by a distribution in-kind of securities from its portfolio rather than payment in cash. In such a case, a fund may hold the securities distributed until the investment adviser determines that it is appropriate to sell them.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon a fund's attempt to exercise the put, a fund may have to treat the security's final maturity as its effective maturity. If that occurs, the security's price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for a fund. This also could lengthen a fund's overall average effective maturity. Standby commitments are types of puts.

QUALITY OF FIXED INCOME INVESTMENTS will be principally investment-grade for each fund's assets. Investment-grade quality securities are rated by at least one NRSRO in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser or sub-adviser. Sometimes an investment-grade quality security may be down-graded to a below investment-grade quality rating. If a security no longer has at least one investment-quality rating from an NRSRO, the investment adviser or sub-adviser would reanalyze the security in light of the downgrade and determine whether a fund should continue to hold the security. However, such downgrade would not require the investment adviser or sub-advisers to sell the security on behalf of a fund. Sometimes lower-quality securities may be downgraded to an even lower quality. The investment adviser or sub-adviser may also elect to purchase high-yield securities that are rated (at the time of purchase) B or higher or the equivalent by Moody's, S&P or Fitch, Inc. or are determined to be of similar investment quality by the investment manager.

REAL ESTATE INVESTMENT TRUSTS (REITS) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of the Internal Revenue Code of 1986, as amended ("Code"). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than -- and at times will perform differently from -- large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the Investment Company Act of 1940 ("1940 Act").

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short
- from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees will take into account various factors, including: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, its general level of illiquidity may be increased if qualified institutional buyers become uninterested in purchasing these securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS may be used by a fund. A fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. Because a fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, a fund will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.

A fund also may enter into mortgage dollar rolls, in which a fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a fund would forego principal and interest paid on the MBS during the roll period, a fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets earmarked or in a segregated account to secure its obligation for the forward commitment to buy MBS. Mortgage dollar roll transactions may be considered a borrowing by a fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by a fund may be used as arbitrage transactions in which a fund will maintain an offsetting position in short duration investment-grade debt obligations. Since a fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to a fund than those associated with other types of leverage. There can be no assurance that a fund's use of the cash it receives from a mortgage dollar roll will provide a positive return.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in securities lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral, and it may invest it in short term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund and those issued by foreign investment companies. Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

If a fund decides to purchase securities of other investment companies, a fund intends to purchase shares of mutual funds in compliance with the requirements of federal law or any applicable exemptive relief received from the SEC. Mutual fund investments for a fund are currently restricted under federal regulations, and therefore, the extent to which a fund may invest in another mutual fund may be limited.

Funds in which a fund also may invest include unregistered or privately-placed funds, such as hedge funds and offshore funds. Hedge funds and offshore funds are not registered with the SEC, and therefore are largely exempt from the regulatory requirements that apply to registered investment companies (mutual funds). As a result, these types of funds have greater ability to make investments or use investment techniques, such as leveraging, that can increase investment return but also may substantially increase the risk of losses. Investments in these funds also may be more difficult to sell, which could cause losses to a fund. For example, hedge funds typically require investors to keep their investment in a hedge fund for some period of time, such as six months or more. This means investors would not be able to sell their shares of a hedge fund until such time had past, and the investment may be deemed to be illiquid. In addition, because hedge funds may not value their portfolio holdings on a frequent basis, investments in those hedge funds may be difficult to price.

Funds also may invest in exchange traded funds, such as Standard & Poor's Depositary Receipts ("SPDRs") Trust. ETFs generally are structured as mutual funds or unit investment trusts. Shares of an ETF generally are listed on a national securities exchange and may be bought and sold throughout the day at market prices, which maybe higher or lower than the shares' net asset value. As with any exchange-listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.

SHORT SALES may be used by a fund as part of its overall portfolio management strategies or to offset a potential decline in a value of a security. This technique may provide a more effective hedge against interest rate risk than other types of hedging transactions, such as selling futures contracts. A fund may sell a security short only if the fund owns the security, or the right to obtain the security or equivalent securities, or covers such short sale with liquid assets as required by the current rules and interpretations of the SEC or its staff. When a fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A fund also may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, a fund will incur a loss; conversely, if the price declines, a fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Selling securities short against the box involves selling a security that a fund owns or has the right to acquire, for the delivery at a specified date in the future. If a fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. A short sale against the box may be treated as a taxable transaction to a fund. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

SINKING FUNDS may be established by bond issuers to set aside a certain amount of money to cover timely repayment of bondholders' principal raised through a bond issuance. By creating a sinking fund, the issuer is able to spread repayment of principal to numerous bondholders while reducing reliance on its then current cash flows. A sinking fund also may allow the issuer to annually repurchase certain of its outstanding bonds from the open market or repurchase certain of its bonds at a call price named in a bond's sinking fund provision. This call provision will allow bonds to be prepaid or called prior to a bond's maturity. The likelihood of this occurring is substantial during periods of falling interest rates.

SMALL-COMPANY STOCKS include small-cap stocks, which generally are common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small company's stock, and even cause some small companies to fail. Additionally, small stocks may not be as broadly traded as large- or mid-cap stocks, and a fund's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of securities of these small companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small stocks may change sharply during the short term and long term.

SPREAD TRANSACTIONS may be used for hedging or managing risk. A fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that a fund does not own, but which is used as a benchmark. The risk to a fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other fixed income securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.

SWAP AGREEMENTS can be structured to increase or decrease a fund's exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a fund's exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a fund's exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a fund's investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a fund, a fund must be prepared to make such payments when they are due. In order to help minimize risks, a fund will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a fund to earmark or segregate assets in the amount of the accrued amounts owed under the swap. A fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser or sub-adviser.

Swaps Agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. In addition, the funds may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

For purposes of applying the fund's investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, the fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

TEMPORARY DEFENSIVE STRATEGIES are strategies the funds may take for temporary or defensive purposes. The investment strategies for the funds are those that the funds use during normal circumstances. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short term obligations that would not ordinarily be consistent with the funds' objectives. A fund will do so only if the investment adviser or sub-advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. When a fund engages in such activities, it may not achieve its investment objective.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

VARIABLE- AND FLOATING-RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable-rate securities may be combined with a put or demand feature (variable-rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable-rate demand security purchased by a fund. In addition, a fund may exercise its demand rights only at certain times. A fund could also suffer losses in the event that the issuer defaults on its obligation.

WRAP AGREEMENTS may be entered into by a fund with insurance companies, banks or other financial institutions ("wrapper providers"). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement ("covered assets") up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in a fund. A fund also pays a fee under the agreement, which reduces the rate as well.

Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in a fund's NAV. However, a fund's NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses a fund may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, the funds will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that a fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board of Trustees. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in a fund's NAV. All of these factors might result in a decline in the value of a fund's shares.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the Code and avoid a certain excise tax, a fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING SHARES.

EACH OF THE SCHWAB U.S. MARKETMASTERS FUND(TM), SCHWAB BALANCED MARKETMASTERS FUND(TM) AND SCHWAB SMALL-CAP MARKETMASTERS FUND(TM) MAY NOT:

1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act.

2) Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder.

3) Purchase or sell commodities, commodities contracts or real estate, lend or borrow money, issue senior securities, underwrite securities, or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.

THE SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) MAY NOT:

1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Concentration. The SEC defines concentration as investing 25% or more of a fund's total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other registered investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, each fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligation.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

1)    Invest more than 15% of its net assets in illiquid securities.

2) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

4) Purchase securities on margin, except such short term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

5) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

6) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

7) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

8) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS

Each fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee may be considered an interested person of the trust under the 1940 Act if he or she is an officer, director or employee of CSIM or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.

The information below is provided as of October 31, 2003. Each of the below-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios ("fund complex") which as of October 31, 2003 included 49 funds. The address of each individual listed below is 101 Montgomery Street, San Francisco, California 94104.

Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:


                                                         TERM OF OFFICE          PRINCIPAL OCCUPATIONS         OTHER DIRECTORSHIPS
                              POSITION(S) WITH            AND LENGTH OF          DURING THE PAST FIVE
NAME AND DATE OF BIRTH           THE TRUST                TIME SERVED 1                 YEARS

                                                   INDEPENDENT TRUSTEES
DONALD F. DORWARD                 Trustee               Trustee of.             Chief Executive
September 23, 1931                                      Schwab Capital          Officer, Dorward &
                                                        Trust since 1993.       Associates (corporate
                                                                                management, marketing
                                                                                and communications
                                                                                consulting firm). From
                                                                                1996 to

----------

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

                                                                                1999, Executive
                                                                                Vice President and
                                                                                Managing Director, Grey
                                                                                Advertising.

ROBERT G. HOLMES                  Trustee               Trustee of              Chairman, Chief
May 15, 1931                                            Schwab Capital          Executive Officer and
                                                        Trust since 1993.       Director, Semloh
                                                                                Financial, Inc.
                                                                                (international
                                                                                financial services and
                                                                                investment advisory
                                                                                firm).

DONALD R. STEPHENS                Trustee               Trustee of              Managing Partner, D.R.
June 28, 1938                                           Schwab Capital          Stephens & Company
                                                        Trust since 1993.       (investments).  Prior
                                                                                to 1996, Chairman and
                                                                                Chief Executive Officer
                                                                                of North American Trust
                                                                                (real estate investment
                                                                                trust).

MICHAEL W. WILSEY                 Trustee               Trustee of              Chairman and Chief
August 18, 1943                                         Schwab Capital          Executive Officer,
                                                        Trust since 1993.       Wilsey Bennett, Inc.
                                                                                (truck and air
                                                                                transportation, real
                                                                                estate investment and
                                                                                management, and
                                                                                investments).

MARIANN BYERWALTER                Trustee               Trustee of Schwab       Chairman of JDN           Ms. Byerwalter also is on
August 13, 1960                                         Capital Trust           Corporate Advisory        the Board of Trustees of
                                                        since 2000.             LLC.  From 1996 to        Stanford University,
                                                                                2001, Ms. Byerwalter      America First Companies,
                                                                                was the Vice President    Omaha, NE (venture
                                                                                for Business Affairs      capital/fund management),
                                                                                and Chief Financial       Redwood Trust, Inc.
                                                                                Officer of Stanford       (mortgage finance),
                                                                                University and, in        Stanford Hospitals and
                                                                                2001, Special Advisor     Clinics, SRI International
                                                                                to the President of       (research), PMI Group,
                                                                                Stanford University. 2    Inc. (mortgage insurance)
                                                                                                          and Lucile Packard
                                                                                                          Children's Hospital;
                                                                                                          Director until 2002,
                                                                                                          LookSmart, Ltd. (an
                                                                                                          Internet infrastructure
                                                                                                          company).

WILLIAM A. HASLER               Trustee                 Trustee of  Schwab      Co-Chief Executive        Mr. Hasler also is on the
November 22, 1941                                       Capital Trust           Officer, Aphton           Board of Directors of
                                                        since 2000.             Corporation               Solectron Corporation
                                                                                (bio-pharmaceuticals).    (manufacturing), Tenera,
                                                                                Prior to August 1998,     Inc. (services and
                                                                                Mr. Hasler was Dean of    software), Airlease Ltd.
                                                                                the Haas School of        (aircraft leasing),
                                                                                Business at the           Mission West Properties
                                                                                University of             (commercial real estate)
                                                                                California, Berkeley      and Digital Microwave
                                                                                (higher education).       Corporation (a network
                                                                                                          equipment corporation).

GERALD B. SMITH                 Trustee                 Trustee of              Since 1990, Chairman      Mr. Smith is also on the
September 28, 1950                                      Schwab Capital          and Chief Executive       Board of Directors of
                                                        Trust since 2000.       Officer and founder of    Rorento N.V. (investments
                                                                                Smith Graham & Co.        - Netherlands) and Cooper
                                                                                (investment advisors).    Industries (electrical
                                                                                                          products, tools and
                                                                                                          hardware), and is a member
                                                                                                          of the audit committee of
                                                                                                          Northern Border Partners,
                                                                                                          L.P.


----------

2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

                                                                                                          (energy); Director
                                                                                                          until 2002, Pennzoil
                                                                                                          Quaker State Company (oil
                                                                                                          and gas).

                               INTERESTED TRUSTEES

CHARLES R. SCHWAB 3             Chairman and            Chairman and            Chairman, The Charles     Director, U.S. Trust
July 29, 1937                   Trustee                 Trustee of Schwab       Schwab Corporation;       Director, The Gap, Inc. (a
                                                        Capital Trust           Charles Schwab & Co.,     clothing retailer), Siebel
                                                        since 1993.             Inc., Charles Schwab      Systems (a software
                                                                                Investment Management,    company) and Xign, Inc. (a
                                                                                Inc.; Charles Schwab      developer of electronic
                                                                                Holdings (UK); Chief      payment systems); Trustee,
                                                                                Executive Officer and     Board of Trustees of
                                                                                Director, Schwab          Stanford University, since
                                                                                Holdings, Inc.;           1993; Director until
                                                                                Chairman and Chief        January 1999, Schwab
                                                                                Executive Officer,        Retirement Plan Services,
                                                                                Schwab (SIS) Holdings,    Inc., Mayer & Schweitzer,
                                                                                Inc. I, Schwab            Inc. (a securities
                                                                                International Holdings,   brokerage subsidiary of
                                                                                Inc.; Director, U.S.      The Charles Schwab
                                                                                Trust Corporation,        Corporation), Performance
                                                                                United States Trust       Technologies, Inc.
                                                                                Company of New York.      (technology company),
                                                                                                          TrustMark, Inc.; Director
                                                                                                          until July 2001, The
                                                                                                          Charles Schwab Trust
                                                                                                          Company; Director until
                                                                                                          March 2002, Audiobase,
                                                                                                          Inc. (full-service audio
                                                                                                          solutions for the
                                                                                                          Internet); Director until
                                                                                                          May 2002, Vodaphone
                                                                                                          AirTouch PLC (a
                                                                                                          telecommunications
                                                                                                          company); Co-Chief
                                                                                                          Executive Officer until
                                                                                                          May 2003, The Charles
                                                                                                          Schwab Corporation.


--------

3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab and Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

DAWN LEPORE 3                   Trustee                 Trustee of Schwab       Vice Chairman -           Director of Wal-Mart
March 21, 1954                                          Capital Trust and       Technology, Operations,   Stores, Inc. and eBay Inc.
                                                        Schwab Investments      and Administration of
                                                        since 2003.             the Company and Schwab
                                                                                since July 2002 and
                                                                                Vice Chairman -
                                                                                Technology and
                                                                                Administration of the
                                                                                Company and Schwab from
                                                                                October 2001 to July
                                                                                2002. Ms. Lepore was
                                                                                Vice Chairman and Chief
                                                                                Information Officer of
                                                                                the Company and Schwab
                                                                                from 1999 to October
                                                                                2001 and Executive Vice
                                                                                President and Chief
                                                                                Information Officer of
                                                                                the Company and Schwab
                                                                                from 1993 to 1999. Ms.
                                                                                Lepore joined Schwab in
                                                                                1983.

JEFFREY M. LYONS 3              Trustee                 Trustee of Schwab       Executive Vice
February 22, 1955                                       Capital Trust           President, Asset
                                                        since 2002.             Management Products &
                                                                                Services since
                                                                                September 2001, Charles
                                                                                Schwab & Co., Inc.
                                                                                Prior to September
                                                                                2001, Mr. Lyons was
                                                                                Executive Vice
                                                                                President, Mutual
                                                                                Funds, Charles Schwab &
                                                                                Co., Inc.


--------

3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab and Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

                                    OFFICERS

RANDALL W. MERK                 President and           Officer of Schwab       President and Chief
July 25, 1954                   Chief Executive         Capital Trust           Executive Officer,
                                Officer                 since 2002.             Charles Schwab
                                                                                Investment Management,
                                                                                Inc. and Executive Vice
                                                                                President, Charles
                                                                                Schwab & Co., Inc.
                                                                                Director, Charles
                                                                                Schwab Asset Management
                                                                                (Ireland) Limited;
                                                                                Director, Charles
                                                                                Schwab Worldwide Funds
                                                                                PLC. Prior to September
                                                                                2002, Mr. Merk was
                                                                                President and Chief
                                                                                Investment Officer,
                                                                                American Century
                                                                                Investment Management,
                                                                                and Director, American
                                                                                Century Companies, Inc.
                                                                                (June 2001 to August
                                                                                2002); Chief Investment
                                                                                Officer, Fixed Income,
                                                                                American Century
                                                                                Companies, Inc.
                                                                                (January 1997 to June
                                                                                2001).

TAI-CHIN TUNG                   Treasurer and           Officer of Schwab       Senior Vice President     Director, Charles Schwab
March 7, 1951                   Principal               Capital Trust           and Chief Financial       Asset Management (Ireland)
                                Financial Officer.      since 1996.             Officer, Charles Schwab   Limited and Charles Schwab
                                                                                Investment Management,    Worldwide Funds PLC.
                                                                                Inc.; Vice President,
                                                                                The Charles Schwab
                                                                                Trust Company.

STEPHEN B. WARD                 Senior Vice             Officer of Schwab       Director, Senior Vice
April 5, 1955                   President and           Capital Trust           President and Chief
                                Chief Investment        since 1991.             Investment Officer,
                                Officer.                                        Charles Schwab
                                                                                Investment Management,
                                                                                Inc.; Chief Investment
                                                                                Officer, The Charles
                                                                                Schwab Trust Company.
KOJI E. FELTON                  Secretary               Officer of Schwab       Senior Vice President,
March 13, 1961                                          Capital Trust           Chief Counsel and
                                                        since 1998.             Assistant Corporate
                                                                                Secretary, Charles
                                                                                Schwab Investment
                                                                                Management, Inc. Prior
                                                                                to June 1998, Mr.
                                                                                Felton was a Branch
                                                                                Chief in Enforcement at
                                                                                the U.S. Securities and
                                                                                Exchange Commission in
                                                                                San Francisco.

The continuation of the funds' investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

At the May 2, 2003 meeting, the Board of Trustees, including a majority of Independent Trustees, approved the funds' investment advisory and administration agreement with CSIM. At a meeting of the Board of Trustees held on February 19, 2002, based on a recommendation of CSIM, the trustees, including a majority of the Independent Trustees, unanimously approved the proposed sub-advisory agreements between CSIM and each sub-adviser and the appointment of the sub-advisers to manage a portion of the assets of the funds. At the February 19, 2002 meeting, the Board, including a majority of the Independent Trustees, also approved an amendment to the investment advisory and administration agreement with CSIM to increase the fees paid by the funds for CSIM's services under this agreement. At a meeting held on May 28, 2002, the shareholders of each fund also approved these matters.

The Board approved the advisory and sub-advisory agreements (the "Agreements") based on its consideration and evaluation, at each meeting, of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the Agreements; (2) the funds' expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.

First, with respect to the nature and quality of the services provided to the funds, the Board considered, among other things, personnel, experience, track record and compliance program. With respect to CSIM, the Board also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The Board also considered Schwab's excellent reputation as a full service firm and its overall financial condition.

Second, with respect to the funds' expenses under the Agreements, the Board considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The Board also considered the existence of any economies of scale and whether those were passed along to the funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The Board also considered information about average expense ratios of funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

Third, with respect to fund performance, the Board considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return and market trends. The Board considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the Board considered both risk and shareholder risk expectations for a given fund.

Fourth, with regard to profitability, the Board considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The Board also considered any benefits derived by the investment adviser from its relationship with the funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the Board reviewed management's profitability analyses with the assistance of independent accountants. The Board also considered whether the levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds.

In its deliberations, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

                                BOARD COMMITTEES

The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the Independent Trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.

The trust has a Nominating Committee that is comprised of all of the Independent Trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.

The following table provides trustee compensation information as of October 31, 2003. Unless otherwise stated, information is for the fund complex.

--------------------------------------------------------------------------------
   Name of Trustee               ($)           Pension or            ($)
                              Aggregate        Retirement     Total Compensation
                             Compensation       Benefits      from Fund Complex
                              From the:        Accrued as
                                              Part of Fund
                                                Expenses

                            Schwab Capital
                            Trust
--------------------------------------------------------------------------------
Charles R. Schwab              0                  N/A             0
John Philip Coghlan 3          0                  N/A             0
Dawn Lepore 4                  0                  N/A             0
Jeffrey M. Lyons               0                  N/A             0
Mariann Byerwalter             $X,XXX             N/A             $X,XXX
Donald F. Dorward              $X,XXX             N/A             $X,XXX
William A. Hasler              $X,XXX             N/A             $X,XXX
Robert G. Holmes               $X,XXX             N/A             $X,XXX
Gerald B. Smith                $X,XXX             N/A             $X,XXX
Donald R. Stephens             $X,XXX             N/A             $X,XXX
Michael W. Wilsey              $X,XXX             N/A             $X,XXX

--------
3 Mr. Coghlan resigned from the board effective August 26, 2003.
4 Ms. Lepore was appointed to the board on August 26, 2003.

                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE

The following table provides information as of December 31, 2003, with respect to a dollar range of securities beneficially owned by each trustee.

      Name of                 Dollar Range of Trustee Ownership of Equity           Aggregate Dollar
      Trustee                             Securities in the:                        Range Of Trustee
                                                                                   Ownership of Equity
                                                                                 Securities in the Fund
                                                                                         Complex
                        ------------------------------------------------------
                        Schwab        Schwab       Schwab        Schwab
                        U.S.          Balanced     Small-Cap     International
                        Market        Market       Market        Market
                        Masters       Masters      Masters       Masters
                        Fund(TM)      Fund(TM)     Fund(TM)      Fund(TM)
-------------------------------------------------------------------------------------------------------
Charles R. Schwab       $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX
Jeffrey M. Lyons        $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX
Dawn Lepore             $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX
Mariann Byerwalter      $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX
Donald F. Dorward       $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX
William A. Hasler       $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX
Robert G. Holmes        $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX
Gerald B. Smith         $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX
Donald R. Stephens      $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX
Michael W. Wilsey       $XXXX         $XXXX        $XXXX         $XXXX                    $XXXX

                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics ("Ethics Code") as required under the 1940 Act. Subject to certain conditions or restrictions, the Ethics Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

In addition, each sub-adviser has adopted a Code of Ethics and, subject to certain conditions, each sub-adviser's Code of Ethics permits directors or officers of the sub-adviser to buy or sell securities for their own account, including securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the sub-adviser's chief compliance officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

                       PROXY VOTING POLICY AND PROCEDURES

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM 's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "SchwabFunds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various SchwabFunds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular SchwabFunds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

      Conflicts of Interest. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures.

      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

      -     proxy statements and ballots written in a foreign language;

      -     untimely and/or inadequate notice of shareholder meetings;

      -     restrictions of foreigner's ability to exercise votes;

      -     requirements to vote proxies in person;

      - the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;

      - requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

                             PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.

                       ISS PROXY VOTING GUIDELINES SUMMARY


The following is a concise summary of ISS's current proxy voting policy guidelines.


1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent

      -     Fees for non-audit services are excessive, or

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

      - It is intended for financing purposes with minimal or no dilution to current shareholders

      - It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

      -     Historic trading patterns

      -     Rationale for the repricing

      -     Value-for-value exchange

      -     Option vesting

      -     Term of the option

      -     Exercise price

      -     Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

      -     Purchase price is at least 85 percent of fair market value

      -     Offering period is 27 months or less, and

      -     Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of ____________, the officers and trustees of the funds, as a group owned of record, directly or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of ____________, no persons or entity owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                       INVESTMENT ADVISER AND SUB-ADVISERS


CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement ("Advisory Agreement") between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


Each of the Schwab MarketMasters Funds(TM) is actively managed by a team of dedicated investment professionals, led by the investment adviser, who serves as the "manager of managers," and a team of sub-advisers, each of which manages a portion of the assets of the fund. The investment adviser oversees the advisory services provided to the funds. The investment adviser also may manage a portion of the funds' assets including its cash position. Pursuant to separate sub-advisory agreements, and under the supervision of the investment adviser and the funds' Board of Trustees, a number of sub-advisers are responsible for the day-to-day investment management of a discrete portion of the assets of the funds. The sub-advisers also are responsible for managing their employees who provide services to the funds. Subject to Board review, the investment adviser allocates and, when appropriate, reallocates the funds' assets among sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the funds' investment objectives, policies and restrictions.

The following are the sub-advisers for the funds.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY ") serves as a sub-adviser to the Schwab International MarketMasters Fund. It was organized as a Delaware corporation in 1958 and is a wholly owned subsidiary of American Century Companies, Inc. ("ACC"). J.P. Morgan Chase owns approximately 44% of ACC. Due to ACC's dual class voting stock structure, the subsidiary of J.P. Morgan Chase that owns the ACC stock is entitled to only 8.71% of the voting power of ACC. American Century's and ACC's principal offices are located at 4500 Main Street, Kansas City, Missouri 64111.

ARONSON+JOHNSON+ORTIZ, LP ("AJO", FORMERLY KNOWN AS ARONSON+PARTNERS) serves as a sub-adviser to the Schwab Balanced MarketMasters Fund. It is organized as a Delaware limited partnership and was founded in 1984. AJO's principal office is located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

ARTISAN PARTNERS LIMITED PARTNERSHIP ("ARTISAN PARTNERS") serves as a sub-adviser to the Schwab International MarketMasters Fund. It was established as a Delaware limited partnership in 1994. Artisan Investment Corporation is the general partner of Artisan Partners. Artisan Partners' and Artisan Investment Corporation's principal offices are located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202-5402.

JANUS CAPITAL MANAGEMENT LLC ("JANUS") serves as a sub-adviser to the Schwab Balanced MarketMasters Fund. It is organized as a Delaware limited liability company and was founded in 1969. Janus is a majority-owned subsidiary of Janus Capital Group Inc. ("JCG"), a publicly traded company whose subsidiaries are engaged in financial services. Janus' and JCG's principal offices are located at 100 Fillmore Street, Denver, CO 80206. Janus may delegate certain investment management responsibilities to Perkins, Wolf, McDonnell and Company, LLC (see below). Janus owns 30% of Perkins, Wolf, McDonnell and Company, LLC.

EAGLE ASSET MANAGEMENT, INC. ("EAGLE") serves as a sub-adviser to the Schwab U.S. MarketMasters Fund and the Schwab Balanced MarketMasters Fund. It was organized as a Florida corporation in 1976. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Eagle's and Raymond James Financial, Inc.'s principal offices are located at 880 Carillon Parkway, P.O. Box 10520, St. Petersburg, Florida 33733-0520.

HARRIS ASSOCIATES L.P. ("HARRIS ASSOCIATES") serves as a sub-adviser to the Schwab U.S. MarketMasters Fund and the Schwab International MarketMasters Fund. It was established as a Delaware limited partnership in 1976 and is a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P. The principal office of Harris Associates is located at Two North LaSalle, Suite 500, Chicago, Illinois 60602-3790. CDC IXIS Asset Management North America, L.P.'s principal office is located at 399 Bolyston Street, Boston, Massachusetts 02116.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO") serves as a sub-adviser to the Schwab Balanced MarketMasters Fund. It is a Delaware limited liability company, and was founded in 1971. It is a subsidiary of Allianz Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP"). Allianz AG, a European-based, multi-national insurance and financial services holding company is the indirect majority owner of ADAM L.P., and Pacific Life Insurance Company holds an indirect minority interest in ADAM LP. PIMCO's principal office is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. ADAM LP's principal office is located at 888 San Clemente Drive, Suite 100, Newport Beach, California 92660. Allianz AG's principal office is located at Koniginstrasse, 28 D-80802, Munich, Germany. Pacific Life Insurance Company's principal office is located at 700 Newport Center Drive, Newport Beach, California 92660.

PERKINS, WOLF, MCDONNELL AND COMPANY, LLC (FORMERLY PERKINS, WOLF, MCDONNELL AND CO.)("PERKINS") serves as a sub-adviser to the Schwab Balanced MarketMasters Fund. Perkins was founded in 1980. As discussed above, Janus may delegate certain of its investment management responsibilities to Perkins. Perkins' principal office is located at 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

ROYCE & ASSOCIATES, LLC ("ROYCE") serves as a sub-adviser to the Schwab Small-Cap MarketMasters Fund. It was organized as a New York corporation in 1972, now a Delaware limited liability company and is a wholly-owned subsidiary of Legg Mason, Inc. Royce's principal office is located at 1414 Avenue of the Americas, New York, New York 10019. Legg Mason, Inc.'s principal offices are located at 100 Light Street, Baltimore, Maryland 21202.

TCW INVESTMENT MANAGEMENT COMPANY ("TIMCO") serves as a sub-adviser to the Schwab U.S. MarketMasters Fund and Schwab Small-Cap MarketMasters Fund. It was organized as a California corporation in 1971. TIMCO is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. ("SGAM") is the majority owner of The TCW Group, Inc. Societe Generale, S.A., a publicly held financial services firm headquartered in Paris, France, owns 100% of SGAM. TIMCO's and The TCW Group, Inc.'s principal offices are located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. SGAM's principal office is located at 2, Place de la Coupole 92078 Paris, France - La Defense Cedex.

THORNBURG INVESTMENT MANAGEMENT, INC. ("THORNBURG") serves as a sub-adviser to the Schwab U.S. MarketMasters Fund. It was organized as a Delaware corporation in 1982. Thornburg's principal office is located at 119 E. Marcy St., Suite 202, Sante Fe, New Mexico 87501.

TOCQUEVILLE ASSET MANAGEMENT L.P. ("TOCQUEVILLE") serves as a sub-adviser to the Schwab Small-Cap MarketMasters Fund. It was established as a Delaware limited partnership in 1985. Tocqueville Management Corporation is the general partner of Tocqueville. Tocqueville's principal office is located at 1675 Broadway, 16th Floor, New York, New York 10019.

VEREDUS ASSET MANAGEMENT LLC ("VEREDUS") serves as a sub-adviser to the Schwab Small-Cap MarketMasters Fund. It was organized as a Kentucky limited liability company in 1998. ABN AMRO North America Holding Company owns 40% of Veredus. ABN AMRO North America Holding Company is a wholly-owned subsidiary of ABN AMRO Bank NV, a European financial services company headquartered in the Netherlands. Veredus' principal place of business is 6060 Dutchmans Lane, Suite 320, Louisville, Kentucky 40205.

WILLIAM BLAIR & COMPANY, LLC ("WILLIAM BLAIR") serves as a sub-adviser to the Schwab International MarketMasters Fund. It was founded in 1935 and became a Delaware limited liability company in 1996. William Blair's principal office is located at 222 West Adams St., Chicago, Illinois 60606.

SCHWAB U.S. MARKETMASTERS FUND(TM)

For its advisory and administrative services to the Schwab U.S. MarketMasters Fund, the investment adviser is entitled to receive an annual fee, payable monthly, of 1.00% of the fund's average daily net assets. The investment adviser pays the sub-advisers their fees out of this amount.

Prior to June 3, 2002, for its advisory and administrative services to the Schwab U.S. MarketMasters Fund (formerly the Growth Portfolio), the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.54% of the first $500 million of the fund's average daily net assets and 0.49% of net assets over $500 million.

For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab U.S. MarketMasters Fund paid investment advisory fees of XXX,XXX, $911,000 and $850,000, respectively (fees were reduced by XXX,XXX, $229,000 and $285,000, respectively).

For the fiscal years ended October 31, 2003, 2002 and 2001, the investment adviser paid to the sub-advisers investment advisory fees of XXX,XXX, $279,000 and $0, respectively (fees were reduced by $X, $0 and $0, respectively).

The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab U.S. MarketMasters Fund will not exceed 1.25% of the average daily net assets of the fund.

SCHWAB BALANCED MARKETMASTERS FUND(TM)

For its advisory and administrative services to the Schwab Balanced MarketMasters Fund, the investment adviser is entitled to receive an annual fee, payable monthly, of 0.85% of the fund's average daily net assets. The investment adviser pays the sub-advisers their fees out of this amount.

Prior to June 3, 2002, for its advisory and administrative services to the Schwab Balanced MarketMasters Fund (formerly the Balanced Portfolio), the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.54% of the first $500 million of the fund's average daily net assets and 0.49% of net assets over $500 million.

For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab Balanced MarketMasters Fund paid investment advisory fees of XXX,XXX, $554,000 and $535,000, respectively (fees were reduced by XXX,XXX, $174,000 and $196,000, respectively).

For the fiscal years ended October 31, 2003, 2002 and 2001, the investment adviser paid to the sub-advisers investment advisory fees of XXX,XXX, $156,000 and $0, respectively (fees were reduced by $X, $0 and $0, respectively).

The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Balanced MarketMasters Fund will not exceed 1.10% of the average daily net assets of the fund.

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM)

For its advisory and administrative services to the Schwab Small-Cap MarketMasters Fund, the investment adviser is entitled to receive an annual fee, payable monthly, of 1.30% of the fund's average daily net assets. The investment adviser pays the sub-advisers their fees out of this amount.

Prior to June 3, 2002, for its advisory and administrative services to the Schwab Small-Cap MarketMasters Fund (formerly the Small Cap Portfolio), the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.54% of the first $500 million of the fund's average daily net assets and 0.49% of net assets over $500 million.

For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab Small-Cap MarketMasters Fund paid investment advisory fees of XXX,XXX, $668,000 and $511,000, respectively (fees were reduced by XXX,XXX, $208,000 and $213,000, respectively).

For the fiscal years ended October 31, 2003, 2002 and 2001, the investment adviser paid to the sub-advisers investment advisory fees of XXX,XXX, $269,000 and $0, respectively (fees were reduced by $X, $0 and $0, respectively).

The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Small-Cap MarketMasters Fund will not exceed 1.55% of the average daily net assets of the fund.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM)

For its advisory and administrative services to the Schwab International MarketMasters Fund, the investment adviser is entitled to receive an annual fee, payable monthly, of 1.40% of the fund's average daily net assets. The investment adviser pays the sub-advisers their fees out of this amount.

Prior to June 3, 2002, for its advisory and administrative services to the Schwab International MarketMasters Fund(TM) (formerly the International Portfolio), the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.54% of the first $500 million of the fund's average daily net assets and 0.49% of net assets over $500 million.

For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab International MarketMasters Fund paid investment advisory fees of XXX,XXX, $1,621,000 and $1,032,000, respectively (fees were reduced by XXX,XXX, $335,000 and $324,000, respectively).

For the fiscal years ended October 31, 2003, 2002 and 2001, the investment adviser paid to the sub-advisers investment advisory fees of XXX,XXX, $555,000 and $0, respectively (fees were reduced by $X, $0 and $0, respectively).


The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, the total annual operating expenses of the Schwab International MarketMasters Fundtm (excluding interest, taxes and certain non-routine expenses) of the will not exceed 1.65% and XXX% of the average daily net assets of the Investor Shares and the Select Shares(R), respectively.


The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee, payable monthly from each fund or by each class, in the amount of 0.05% of each fund's or share class' average daily net assets.



For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee, payable monthly from the fund or by each share class, in the amount of 0.20% of Investor Shares' and XXX% of the Select Shares(R) average daily net assets.


                          CUSTODIAN AND FUND ACCOUNTANT

______________________________________, serves as custodian for the funds.,
______________________________________, serves as fund accountant for the funds.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS

The funds' independent accountants, _____________________, audits and reports on the annual financial statements of the funds and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is _____________________. Each fund's audited financial statements for the fiscal year ended October 31, 2003, are included in the funds' annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as a 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.

The Schwab U.S. MarketMasters Fund's(TM) (formerly the Growth Portfolio) turnover rates for the fiscal years ended October 31, 2003 and 2002, were XXX% and 390%, respectively.

The Schwab Balanced MarketMasters Fund's(TM) (formerly the Balanced Portfolio) turnover rates for the fiscal years ended October 31, 2003 and 2002, were XXX% and 380%, respectively.

The Schwab Small-Cap MarketMasters Fund's(TM) (formerly the Small Cap Portfolio) turnover rates for the fiscal years ended October 31, 2003 and 2002, were XXX% and 324%, respectively.

The Schwab International MarketMasters Fund's(TM) (formerly the International Portfolio) turnover rates for the fiscal years ended October 31, 2003 and 2002, were XXX% and 158%, respectively.

Prior to June 3, 2002, the funds used a multi-fund strategy. After that date, the funds converted to a multi-manager structure investing directly in securities rather than in shares of mutual funds. As a result of the conversion to the multi-manager structure, all fund holdings were sold and the proceeds were invested in securities. The funds' turnover rates reflect both portfolio changes made to take advantage of market volatility and the action taken to effect the multi-manager conversion.

                             PORTFOLIO TRANSACTIONS

The investment adviser and sub-advisers make decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser and sub-advisers are responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the funds pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the funds invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and brokerage commissions.

The investment adviser and sub-advisers seek to obtain the best execution for the funds' portfolio transactions. The investment adviser or the sub-advisers may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that a fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to "market-on-close" pricing aligns with fund objectives; or whether a broker guarantees that a fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser or the sub-advisors believe that VWAP execution is in a fund's best interest. In addition, the investment adviser and the sub-advisers have incentive sharing arrangements with certain brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.

The investment adviser and sub-advisers may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser or a sub-adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser and sub-adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser or the sub-advisers may use research services furnished by brokers or dealers in servicing all fund accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser or a sub-adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser or a sub-adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with fund commissions or spreads, while the investment adviser or a sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser or a sub-adviser faces a potential conflict of interest, but the investment adviser and sub-advisers believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The investment adviser and sub-advisers may purchase for the funds, new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser or sub-advisers with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The investment adviser and sub-advisers may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable funds to trade directly with other institutional holders. At times, this may allow funds to trade larger blocks than would be possible trading through a single market maker.

The investment adviser and sub-advisers may aggregate securities sales or purchases among two or more funds. The investment adviser and sub-advisers will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. It is the investment adviser and sub-adviser's policy, to the extent practicable, to allocate investment opportunities over a period of time on a fair and equitable basis relative to all funds.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer (including affiliates of the sub-advisers) as its broker for executing orders for the funds on securities exchanges, the investment adviser and the sub-advisers follow procedures, adopted by the funds' Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                              BROKERAGE COMMISSIONS

The Schwab U.S. MarketMasters Fund(TM) paid brokerage commissions of XXX,XXX, $397,906 and $0 for fiscal years ended October 31, 2003, 2002 and 2001, respectively. The fund paid no short term redemption charges in the past three fiscal years.

The Schwab Balanced MarketMasters Fund(TM) paid brokerage commissions of XXX,XXX, $138,911 and $0 for fiscal years ended October 31, 2003, 2002 and 2001, respectively. The fund paid short term redemption charges of XXX,XXX, $0 and $14,510 for the fiscal years ended October 31, 2003, 2002 and 2001, respectively.

The Schwab Small-Cap MarketMasters Fund(TM) paid brokerage commissions of XXX,XXX, $671,348 and $0 for fiscal years ended October 31, 2003, 2002 and 2001, respectively. The fund paid short term redemption charges of XXX,XXX, $0 and $28,787 for the fiscal years ended October 31, 2003, 2002 and 2001, respectively.

The Schwab International MarketMasters Fund(TM) paid brokerage commissions of XXX,XXX, $997,384 and $0 for fiscal years ended October 31, 2003, 2002 and 2001, respectively. The fund paid short term redemption charges of XXX,XXX, $60,739 and $7,042 for the fiscal years ended October 31, 2003, 2002 and 2001, respectively.

                             REGULAR BROKER-DEALERS

The fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended October 31, 2003, the fund purchased securities issued by the following regular broker-dealers:

SCHWAB U.S. MARKETMASTERS FUND

                                    Value of Fund's Holdings as of
       Regular Broker-Dealer               October 31, 2003
--------------------------------------------------------------------------------

SCHWAB BALANCED MARKETMASTERS FUND

                                    Value of Fund's Holdings as of
       Regular Broker-Dealer               October 31, 2003
--------------------------------------------------------------------------------

SCHWAB SMALL-CAP MARKETMASTERS FUND

                                    Value of Fund's Holdings as of
       Regular Broker-Dealer               October 31, 2003
--------------------------------------------------------------------------------

SCHWAB INTERNATIONAL MARKETMASTERS FUND

                                    Value of Fund's Holdings as of
       Regular Broker-Dealer               October 31, 2003
--------------------------------------------------------------------------------


                            DESCRIPTION OF THE TRUST

Each fund is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's minimum initial investment, minimum additional investment and minimum balance requirement, if any, are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings, graduation gifts or charitable giving funds.


The funds may hold special shareholder meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover the trust will be covered by insurance, which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

           PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND
                                PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2004:
New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by the funds' transfer agent no later than the close of the NYSE's trading session will be executed that day at the funds' share price calculated that day. On any day that the NYSE closes early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received by the funds' transfer agent that day in order to be executed that day at that day's share price.

As long as the funds or Schwab follows reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The Schwab International MarketMasters Fund(TM) reserves the right to waive the early redemption fee, if applicable, for certain tax-advantaged retirement plans or charitable giving funds, or in other circumstances when the fund's officers determine that such a waiver is in the best interests of the fund and its shareholders.

Under certain circumstances a fund may determine to make payment of a redemption wholly or in part by a distribution in-kind of securities from its portfolio in lieu of cash. In such cases, a shareholder may incur brokerage charges in later converting the securities to cash.

Each fund is designed for long term investing. Because short term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right to refuse any purchase or exchange order or large purchase or exchange orders, including any purchase or exchange order which appears, in its sole discretion, to be associated with short term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short term trading activities. The funds and Schwab reserve the right to refuse any purchase or exchange order, including large orders that may negatively impact their operations.

Shares of the funds may be held only through a Schwab account or certain third-party investment providers that have an arrangement with Schwab. If you close your Schwab account, your fund shares may be redeemed unless you first transfer them to such a third-party investment provider.

                         EXCHANGING SHARES OF THE FUNDS

Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to SchwabFunds(R) that are bought and sold through third-party investment providers and the exchange privilege between SchwabFunds may not be available through third-party investment providers.

The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES


Each business day, each fund or share class calculates its share price, or NAV, as of the close of the NYSE (generally 4 p.m.). This means that NAVs are calculated using the values of a fund's securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.


Shareholders of the funds should be aware that because foreign markets are often open on weekends and other days when the funds are closed, the value of some of the funds' securities may change on days when it is not possible to buy or sell shares of the funds. The funds use approved pricing services to provide values for their securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the closing value that day, or, if no sales are reported, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" ("RIC") by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A fund's transactions in futures contracts, forward, foreign currency exchange transactions may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short term capital losses into long term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the funds and their shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.


Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by a fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of a fund. However, if you receive a capital gains dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. Long-term capital gains also will be taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.



A fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year. For corporate investors in a fund, dividend distributions the fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.


A fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding"; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short term capital gains. Distributions to foreign shareholders of long term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Income that the funds receive from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to "pass through" to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Code sections 901 and 904 (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the funds, other than the Schwab International MarketMasters Fund(TM), will not have 50% of their assets invested in foreign securities at the close of their taxable years, and therefore will not be permitted to make this election. Also, to the extent a fund invests in an underlying fund that elects to pass through foreign taxes, the fund will not be able to pass through the taxes paid by the underlying fund. Each shareholder's respective pro rata share of foreign taxes the fund pays will, therefore, be netted against their share of the fund's gross income.

The funds may invest in a non-U.S. corporation that could be treated as a passive foreign investment company ("PFIC") or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the funds do invest in PFICs, they may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the funds may be required to distribute amounts in excess of realized income and gains. To the extent that the funds do invest in foreign securities that are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to funds' shareholders. Therefore, the payment of this tax would reduce the funds' economic return from their PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the funds.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

From time to time, a fund may report the percentage of its assets that fall into the rating categories set forth below.

                                      BONDS

                            MOODY'S INVESTORS SERVICE

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                          STANDARD & POOR'S CORPORATION

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB' and 'B' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                                   FITCH, INC.

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated 'F1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


                          DOMINION BOND RATING SERVICE



Bond and Long Term Debt Rating Scale



As is the case with all DBRS rating scales, long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.



AAA:  Highest Credit Quality
AA:  Superior Credit Quality
A:  Satisfactory Credit Quality



BBB:  Adequate Credit Quality
BB:  Speculative
B: Highly Speculative



CCC: Very Highly Speculative
CC:  Very Highly Speculative
C:  Very Highly Speculative



"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.



"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.



"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.



"BBB" Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.



"BB" Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.



"B" Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.



"CCC" / "CC" / "C" Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B". Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.



"D" This category indicates Bonds in default of either interest or principal.



 ("HIGH", "LOW") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.



                COMMERCIAL PAPER AND SHORT-TERM DEBT RATING SCALE



Dominion Bond Rating Service



As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations which are relevant for the borrowing entity.



R-1:  Prime Credit Quality



R-2:  Adequate Credit Quality



R-3:  Speculative

All three DBRS rating categories for short term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.



"R-1 (HIGH)" Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.



"R-1 (MIDDLE)" Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.



"R-1 (LOW)" Short term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.



"R-2 (HIGH)", "R-2 (MIDDLE)", "R-2 (LOW)" Short term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.



"R-3 (HIGH)", "R-3 (MIDDLE)", "R-3 (LOW)" Short term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.


              SHORT TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                   FITCH, INC.

Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

A Standard & Poor's Corporation ("S&P") A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST

Item 23. Exhibits.

(a)   Articles of                  Agreement and Declaration of Trust, dated May
      Incorporation                6, 1993 is incorporated by reference to
                                   Exhibit 1, File No. 811-7704, of
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration on Form N-1A,
                                   electronically filed on December 17, 1997.

(b)   By-Laws                      Amended and Restated Bylaws are incorporated
                                   by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on February 27, 1996.

(c)   Instruments          (i)     Article III, Section 5, Article V, Article
      Defining rights of           VI, Article VIII, Section 4 and Article IX,
      Security Holders             Sections 1, 5 and 7 of the Agreement and
                                   Declaration of Trust, dated May 6, 1993, referenced in Exhibit (a) above, are incorporated herein by reference to Exhibit
                                   1, File No. 811-7704, to Post-Effective
                                   Amendment No. 21 of Registrant's Registration
                                   Statement on Form N-1A electronically filed on December 17, 1997.

                           (ii) Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

(d)   Investment           (i)     Investment Advisory and Administration
      Advisory                     Agreement between Registrant and Charles
      Contracts                    Schwab Investment Management, Inc. (the
                                   "Investment Adviser"), dated June 15, 1994, is incorporated herein by reference to
                                   Exhibit 5(a), File No. 811-7704, of
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on December 17, 1997.


                           (ii) Form of Amended Schedules A and B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, referenced in Exhibit
                                   (d)(i) above, is electronically filed herein as Exhibit (d)(ii), File No. 811-7704.


                           (iii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and American Century Investment Management, Inc. is incorporated herein by reference to Exhibit (d)(iv), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (iv) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Aronson+Johnson+Ortiz,


PART C

                                   LP (formerly, Aronson + Partners) is
                                   incorporated herein by reference to Exhibit
                                   (d)(v), File No. 811-7704 of Post-Effective
                                   Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (v) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Artisan Partners Limited Partnership is incorporated herein by reference to Exhibit (d)(vi), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (vi) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Eagle Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(ix), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (vii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Harris Associates LP is incorporated herein by reference to Exhibit
                                   (d)(x), File No. 811-7704 of Post-Effective
                                   Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (viii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Pacific Investment Management Company LLC is incorporated herein by reference to Exhibit (d)(xi), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (ix) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Royce & Associates, LLC is incorporated herein by reference to Exhibit (d)(xii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (x) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TCW Investment Management Company is incorporated herein by reference to Exhibit (d)(xiii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xi) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Thornburg Investment Management Inc. is incorporated herein by reference to Exhibit (d)(xiv), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.


PART C

                           (xii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Tocqueville Asset Management, L.P. incorporated herein by reference to Exhibit (d)(xv), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xiii) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Veredus Asset Management LLC is incorporated herein by reference to Exhibit (d)(xvi), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xiv) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and William Blair & Company, L.L.C. is incorporated herein by reference to Exhibit (d)(xvii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                           (xv) Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Janus Capital Management LLC, is incorporated herein by reference as Exhibit (d)(xviii), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Statement of Form N-1A electronically filed on February 28, 2003.

                           (xvi) Sub-Management Agreement between Janus Capital Management LLC, and Perkins, Wolf, McDonnell & Company, dated April 15, 2003, is incorporated herein by reference as Exhibit
                                   (d)(xviv), File No. 811-7704 of
                                   Post-Effective Amendment No. 55 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on June 30, 2003.

                           (xvii) Letter of Agreement between Registrant and Investment Adviser on behalf of Schwab Small-Cap Equity Fund dated May 13, 2003, is incorporated herein by reference as Exhibit
                                   (d)(xix) to File No. 811-7704, of
                                   Post-Effective Amendment No. 54 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on May 15, 2003

                           (xviii) Letter of Agreement between Registrant and
                                   Investment Adviser on behalf of Schwab Focus
                                   Funds dated June 20, 2003, is incorporated herein by reference as Exhibit (d)(xx), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                           (xix) Letter of Agreement between Registrant and Investment Adviser on behalf of Schwab Dividend Equity Fund dated July 15, 2003, is incorporated herein by reference as Exhibit
                                   (d)(xxi), File No. 811-7704


PART C
                                   of Post-Effective Amendment No. 56 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on July 16, 2003.

(e)   Underwriting         (i)     Distribution Agreement between Registrant and
      Contracts                    Charles Schwab & Co., Inc. ("Schwab"), dated
                                   July 21, 1993, is incorporated herein by reference to Exhibit 6(a), File No. 811-7704, of Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on December 17, 1997.


                           (ii)    Form of Amended Schedule A to the
                                   Distribution Agreement between Registrant and Schwab, referenced at Exhibit (e)(i) above, is electronically filed herein as Exhibit
                                   (e)(ii), File No. 811-7704.


(f)   Bonus or Profit              Inapplicable
      Sharing Contracts


(g)   Custodian            (i)     Accounting Services Agreement between
      Agreements                   Registrant and SEI Investments, dated July 1,
                                   2003, is incorporated herein by reference as Exhibit (g)(i), File No. 811-7704 of
                                   Post-Effective Amendment No. 56 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on July 16, 2003.

                           (ii) Amended Schedule A to the Accounting Services Agreement between Registrant and SEI Investments, referenced in Exhibit (g)(i) above, is incorporated herein by reference as Exhibit (g)(ii), File No. 811-7704 of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, electronically filed on July 16, 2003.

                           (iii) Transfer Agency Agreement between Registrant and Schwab, dated July 21, 1993, is incorporated herein by reference to Exhibit 8(j), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.


                           (iv) Form of Amended Schedules A and C to the Transfer Agency Agreement referenced at Exhibit (g)(iii) above, is electronically filed herein as Exhibit (g)(iv), File No. 811-7704.


                           (v) Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to Exhibit 8(l), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.


                           (vi) Form of Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab, referenced at Exhibit
                                   (g)(v) above, is electronically filed herein as Exhibit (g)(vi), File No. 811-7704.


                           (vii) Custodian Agreement by and between Registrant and Brown Brothers


PART C

                                   Harriman & Co. dated June 29, 2001, is
                                   incorporated herein by reference as Exhibit
                                   (g)(vi), File No. 811-7704 of Post-Effective
                                   Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                           (viii) Amended Schedule A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated July 1, 2003 referenced at Exhibit (g)(vii), is incorporated herein by reference as Exhibit (g)(viii), File No. 811-7704 of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, electronically filed on July 16, 2003.

                           (ix) Custodian Services Agreement between the Registrant and PFPC Trust Company on behalf of Schwab S&P 500 Fund, Schwab Core Equity Fund, Schwab Institutional Select S&P 500 Fund, Schwab Institutional Select Large-Cap Value Index Fund, Schwab Institutional Select Small-Cap Value Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged Equity Fund, dated September 25, 2003, is electronically filed herein as Exhibit
                                   (g)(ix) to File No. 811-7704.

                           (x) Accounting Services Agreement between Registrant, on behalf of Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged Equity Fund, is incorporated herein by reference as Exhibit (g)(xxiv) to File No. 811-7704, of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.


                           (xi) Rule 17f-5 and 17f-7 Services Agreement between Registrant and PFPC Trust Company dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(xi) to File No. 811-7704, of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.


(h)   Other Material               License Agreement between Schwab Capital
      Contracts                    Trust and Standard & Poor's is incorporated
                                   herein by reference to Exhibit (h), File No.
                                   811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                   Form N-1A, electronically filed on February
                                   26, 1999.

(i)   Legal Opinion                Opinion of Counsel to be filed by amendment.

(j)   Other Opinions               Auditors' Consent to be filed by amendment.

(k)   Omitted Financial            Inapplicable.
      Statements


PART C

(l)   Initial Capital      (i)     Purchase Agreement for the Schwab
      Agreement                    International Index Fund(R), dated June 17,
                                   1993, is incorporated herein by reference to
                                   Exhibit 13(a), File No. 811-7704, of
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on December 17, 1997.

                           (ii) Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October 13, 1993, is incorporated herein by reference to Exhibit 13(b), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                           (iii) Purchase Agreement for the Schwab MarketTrack Portfolios - Growth Portfolio, Balanced Portfolio and Conservative Portfolio (formerly Schwab Asset Director(R)- High Growth, Schwab Asset Director - Balanced Growth, and Schwab Asset Director - Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c), File No. 811-7704, of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 1996.

                           (iv) Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated herein by reference to Exhibit 13(d), File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                           (v) Purchase Agreement for the Schwab Core Equity Fund(TM) (formerly Schwab Analytics Fund(R)) is incorporated herein by reference to
                                   Exhibit 13(e), File No. 811-7704, to
                                   Post-Effective Amendment No. 13 of
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on October 10, 1996.

                           (vi) Purchase Agreement for Schwab International MarketMasters Fund (formerly Schwab MarketManager International Portfolio and as Schwab OneSource(R) Portfolios-International) is incorporated herein by reference to
                                   Exhibit 13(f), File No. 811-7704, of
                                   Post-Effective Amendment No. 13 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on October 10, 1996.

                           (vii)   Purchase Agreement for Schwab U.S.
                                   MarketMasters Fund and Schwab Balanced
                                   MarketMasters Fund (formerly Schwab
                                   MarketManager((TM)) Growth Portfolio and
                                   Balanced Portfolio and as Schwab OneSource
                                   Portfolios-Growth Allocation and Schwab
                                   OneSource Portfolios-Balanced Allocation) is incorporated herein by reference of Exhibit 13(g), File No. 811-7704, to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A, electronically filed on December 18, 1996.


PART C

                           (viii) Purchase Agreement for Schwab Small-Cap MarketMasters Fund (formerly Schwab MarketManager Small Cap Portfolio and as Schwab OneSource(R) Portfolios-Small Company) is incorporated herein by reference to
                                   Exhibit 13(h), File No. 811-7704, of
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on December 17, 1997.

                           (ix) Purchase Agreement for MarketTrack((TM)) All Equity Portfolio is incorporated herein by reference to Exhibit 13(i), File No. 811-7704, of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

                           (x) Purchase Agreement for Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund is incorporated herein by reference to Exhibit (l)(x), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                           (xi) Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

                           (xii) Purchase Agreement for Schwab Focus Funds, is incorporated herein by reference to Exhibit
                                   (l)(xii), File No. 811-7704, of
                                   Post-Effective Amendment No. 40 to
                                   Registrant's Registration Statement on Form
                                   N-1A electronically filed on February 26, 2001.


                           (xiii) Purchase Agreement for Schwab Hedged Equity Fund is incorporated herein by reference to Exhibit (l)(xiii) to File No. 811-7704, of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, electronically filed on August 6, 2002.



                           (xiv) Purchase Agreement for Schwab Small-Cap Equity Fund is incorporated herein by reference to Exhibit (l)(xxiv), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.



                           (xv) Purchase Agreement for Schwab Dividend Equity Fund is incorporated herein by reference to Exhibit (l)(xv), File No. 811-7704 of Post-Effective Amendment No. 58 to Registrant's Registration Statement on form N-1A, electronically filed on December 11, 2003.


(m)   Rule 12b-1 Plan              Inapplicable.

(n)   Financial Data       (i)     Inapplicable.
      Schedule


PART C

(o)   Rule 18f-3 Plan      (i)     Form of Amended and Restated Multiple Class
                                   Plan, adopted on February 28, 1996, amended and restated as of August 26, 2003 is electronically filed herein as Exhibit
                                   (o)(i), File No. 811-7704.


                           (ii) Form of amended Schedule A to the Amended and Restated Multiple Class Plan referenced at Exhibit (o)(i) above is electronically filed herein as Exhibit (o)(ii),
                                   File No. 811-7704.

(p)   Power of Attorney    (i)     Power of Attorney executed by Mariann
                                   Byerwalter, September 4, 2002, is
                                   incorporated herein by reference as Exhibit
                                   (p)(i), to File No. 811-7704 of
                                   Post-Effective Amendment No. 50 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on February 28, 2003.

                           (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference as Exhibit (p)(ii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (iii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference as Exhibit (p)(iii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (iv) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference as Exhibit (p)(iv), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (v) Power of Attorney executed by Jeffrey M. Lyons, September 4, 2002, is incorporated herein by reference as Exhibit (p)(v), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.


                           (vi) Power of Attorney executed by Dawn Lepore, August 26, 2003, is incorporated herein by reference to Exhibit (p)(vi), to File No. 811-7704 of Post-Effective Amendment No. 58 to Registration Statement on Form N-1A, electronically filed on December 11, 2003.


                           (vii) Power of Attorney executed by Donald F. Dorward, September 4, 2002, is incorporated herein by reference as Exhibit (p)(vii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (viii) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference as Exhibit (p)(viii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.


PART C

                           (ix) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference as Exhibit (p)(ix), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (x) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference as Exhibit (p)(x), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (xi) Power of Attorney executed by Randall W. Merk, September 4, 2002, is incorporated herein by reference as Exhibit (p)(xi), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                           (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference as Exhibit (p)(xii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

(q)   Code of Ethics       (i)     Code of Ethics adopted by Registrant, Charles
                                   Schwab Investment Management Inc. and Charles
                                   Schwab & Co., Inc. is incorporated herein by reference as Exhibit (q)(i), to File No.
                                   811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on
                                   Form N-1A, electronically filed on February
                                   28, 2003.

                           (ii) Sub-Advisor Code of Ethics adopted by American Century Investment Management, Inc. is incorporated herein by reference to Exhibit (q)(ii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (iii) Sub-Advisor Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (formerly, Aronson + Partners) is incorporated herein by reference to Exhibit (q)(iii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.


                           (iv) Sub-Advisor Code of Ethics adopted by Artisan Partners Limited Partnership is incorporated herein by reference to Exhibit (q)(iv), File No. 811-7704 of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.



                           (v) Sub-Advisor Code of Ethics adopted by Janus Capital Management LLC is incorporated by reference to Exhibit (q)(v), File No. 811-7704 of Post-Effective Amendment



PART C

                                   No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.


                           (vi) Sub-Advisor Code of Ethics adopted by Eagle Asset Management, Inc. is incorporated herein by reference to Exhibit (q)(vi), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (vii) Sub-Advisor Code of Ethics adopted by Harris Associates LP is incorporated herein by reference to Exhibit (q)(vii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (viii) Sub-Advisor Code of Ethics adopted by Pacific Investment Management Company LLC is incorporated herein by reference to Exhibit
                                   (q)(viii), File No. 811-7704, of
                                   Post-Effective Amendment No. 48 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on May 30, 2002.


                           (ix) Sub-Advisor Code of Ethics adopted by Perkins, Wolf, McDonnell & Company, LLC is incorporated herein by reference to Exhibit
                                   (q)(ix), File No. 811-7704 of Post-Effective
                                   Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.



                           (x) Sub-Advisor Code of Ethics adopted by Royce & Associates, LLC is incorporated herein by reference to Exhibit (q)(x), File No. 811-7704 of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.


                           (xi) Sub-Advisor Code of Ethics adopted by TCW Investment Management Company is incorporated herein by reference to Exhibit (q)(xi), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                           (xii) Sub-Advisor Code of Ethics adopted by Thornburg Investment Management, Inc. is incorporated herein by reference to Exhibit
                                   (q)(xii), File No. 811-7704, of
                                   Post-Effective Amendment No. 48 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on May 30, 2002.

                           (xiii) Sub-Advisor Code of Ethics adopted by Tocqueville Asset Management, L.P. is incorporated herein by reference to Exhibit
                                   (q)(xiii), File No. 811-7704, of
                                   Post-Effective Amendment No. 48 to
                                   Registrant's Registration Statement on Form
                                   N-1A, electronically filed on May 30, 2002.

                           (xiv) Sub-Advisor Code of Ethics adopted by Veredus Asset Management


PART C

                                   LLC is incorporated herein by reference to Exhibit (q)(xiv), File No. 811-7704 of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.


                           (xv) Sub-Advisor Code of Ethics adopted by William Blair Company, L.L.C. is incorporated herein by reference to Exhibit (q)(xv), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

Item 24. Persons Controlled by or under Common Control with the Fund.

      The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

      Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager


PART C

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman
Trustee and Chairman
                                 The Charles Schwab Bank, N.A.                     Chairman, Director

                                 The Charles Schwab Corporation                    Chairman;
                                                                                   Co-Chief Executive Officer until
                                                                                   May 2003

                                 Charles Schwab Investment Management, Inc.        Chairman

                                 Schwab Holdings, Inc.                             Chief Executive Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
                                 The Gap, Inc.                                     Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director until June 2003

                                 Stanford University                               Trustee

                                 Audiobase, Inc.                                   Director until March 2002

                                 Vodaphone AirTouch PLC                            Director until May 2002

                                 The Charles Schwab Trust Company                  Director until July 2001

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer

                                 The Charles Schwab Corporation                    President and  Chief Executive
                                                                                   Officer; Co-Chief Executive
                                                                                   Officer until May 2003.

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Investment Management, Inc.        Director until October 2001

Dawn Lepore                      Charles Schwab & Co., Inc.                        Vice Chair - Technology,
Trustee                                                                            Operations, and Administration

                                 Charles Schwab & Co., Inc.                        Vice Chair - Technology and
                                                                                   Administration (October 2001 to
                                                                                   July 2002).

Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
                                 Charles Schwab & Co., Inc.                        Vice Chair and Chief Information
                                                                                   Officer (____1999 to October
                                                                                   2001).

                                 Wal-Mart Stores, Inc.                             Director

                                 EBay, Inc.                                        Director

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President.  Prior
President and Chief Executive                                                      to September 2002, Mr. Merk was
Officer                                                                            President and Chief Investment
                                                                                   Officer, American Century
                                                                                   Investment Management and
                                                                                   Director, American Century
                                                                                   Companies, Inc. (June 2001 to
                                                                                   August 2002); Chief Investment
                                                                                   Officer, Fixed Income, American
                                                                                   Century Companies, Inc. (January
                                                                                   1997 to June 2001).

                                 Charles Schwab Investment Management, Inc.        President and Chief Executive
                                                                                   Officer
                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversight and
                                                                                   Corporate Secretary

Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President Schwab Institutional
                                                                                   and Asset Management

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President  -
                                                                                   Business Strategy

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

Deborah McWhinney                Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   President, Schwab
                                                                                   Institutional.  Prior to January
                                                                                   2001, President, Engage Media
                                                                                   Services Group (July 1999 until
                                                                                   January 2001).

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Information Officer

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Client Sales and Services and
                                                                                   Schwab Bank

                                 The Charles Schwab Bank, N.A.                     Director

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer
                                 The Charles Schwab Trust Company                  Chief Investment Officer



Item 27. Principal Underwriters.

         (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

         (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Morgan Lewis & Bockius, 1701 Market Street, Philadelphia, PA 19103.

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

Part C

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 59 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 30th day of January, 2004.

                                         SCHWAB CAPITAL TRUST
                                         Registrant

                                         Charles R. Schwab*
                                         ------------------
                                         Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 30th day of January, 2004.

Signature                              Title
---------                              ------

Charles R. Schwab*                     Chairman and Trustee
-------------------
Charles R. Schwab

Randall W. Merk*                       President and Chief Executive Officer
----------------
Randall W. Merk

Dawn Lepore*                           Trustee
-------------
Dawn Lepore

Jeff Lyons*                            Trustee
-----------
Jeff Lyons

Mariann Byerwalter*                    Trustee
--------------------
Mariann Byerwalter

Donald F. Dorward*                     Trustee
-------------------
Donald F. Dorward

William A. Hasler*                     Trustee
-------------------
William A. Hasler

Robert G. Holmes*                      Trustee
------------------
Robert G. Holmes

Gerald B. Smith*                       Trustee
-----------------
Gerald B. Smith

Donald R. Stephens*                    Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                         Treasurer and Principal Financial Officer
---------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin
     ------------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney

                                  EXHIBIT INDEX


Exh. No.          Document
--------          --------
(d)(ii)          Amended Schedules A and B to the Investment Advisory and
                 Administration Agreement
(e)(ii)          Amended Schedule A to Distribution Agreement
(g)(iv)          Amended Schedules A and C to Transfer Agency Agreement
(g)(vi)          Amended Schedules A and C to Shareholder Service Agreement
(o)(i)           Amended and Restated Multiple Class Plan
(o)(ii)          Amend Schedule A to Amended and Restated Multiple Class Plan


Part C